--------------------------------------------------------------------------------
THE COLONIAL FUND     Semiannual Report
--------------------------------------------------------------------------------
April 30, 2000

[COVER PHOTO]

President's Message

Dear Shareholder:

As expected, the U.S. economy continued to experience strong growth over the last six months, despite additional monetary tightening by the Federal Reserve Board. Corporate earnings continued to benefit from this economic strength and from ongoing productivity gains. Overall, the U.S. equity markets were positive, but volatile. In addition, during the period of this report, there was an ongoing disparity in returns between "old economy" and "new economy" stocks, with technology again far outpacing all other sectors. However, in March, investors began to shift their focus from growth stocks to traditional value stocks, as investors became concerned with stock valuations and the ability of companies to generate earnings.

Although the last six months was generally a positive time for stocks, the news for fixed-income securities was less favorable, due primarily to rising interest rates. In response, the Fund, which invests in both stocks and bonds, maintained a relatively low weighting in the bond sector.

Asset allocation is a common investment strategy. Since each asset class has different risk and return characteristics, spreading investments among different classes may reduce risk. The Colonial Fund actively manages investments in a diversified portfolio of both stocks and bonds, providing shareholders with built-in asset allocation in a single investment vehicle. This strategy may be an effective way to obtain growth opportunities with reduced risk.

The following report will provide you with more specific information about your Fund's performance, and the investment strategies used during the period. As always, we thank you for choosing The Colonial Fund. We look forward to continuing to serve your investment needs.

Respectfully,


/s/ Stephen E. Gibson

Stephen E. Gibson
President
June 15, 2000

---------------------------
Not FDIC    May Lose Value
Insured   No Bank Guarantee
---------------------------

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

--------------------------------------------------------------------------------
Highlights
--------------------------------------------------------------------------------

o     A challenging investment environment.

      A more restrictive Federal Reserve policy, combined with increased stock price volatility and high stock valuations, created a challenging investment environment during the period. This recent volatility led to a greater focus on underlying company fundamentals, which could provide support to stocks with increasing earnings expectations and reasonable valuations.

o     Bond prices hurt by interest rate increases.

      Hoping to keep economic growth under control and inflation at bay, the Federal Reserve Board raised short-term rates three times during the period, causing most bond prices to decline.

o     Unusual market volatility.

      This has been an unusual period in terms of stock market volatility, with stock prices fluctuating dramatically. During the latter part of the period, there was almost daily rotation between value and growth securities. The chart below illustrates the performance of the Russell 1000 Index, a broad-based large capitalization stock index. It's interesting to note the disparity in returns between the Russell Growth Index and the Russell Value Index (sub-components of the Russell 1000 Index).

           Performance of the Russell 1000 and Salomon BIG Indexes(1)

                               10/31/99 - 4/30/00

[The following information was depicted by a bar graph in the printed material.]

            Russell 1000 Index                                9.72%

            Russell 1000 Growth Index                        18.72%

            Russell 1000 Value Index                         (0.99)%

            Salomon Broad Investment-Grade Bond Index         1.57%


                                                           Total Returns

(1) The Russell 1000 Index measures the performance of the 1000 largest U.S. companies based on total market capitalization. The Russell 1000 Growth Index measures the performance of Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Value Index measures performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Salomon Brothers Broad Investment-Grade (BIG)Bond Index is an unmanaged index that tracks the performance of U.S. corporate investment-grade bonds.

Net asset value per share on 4/30/00

Class A                 $10.25
--------------------------------
Class B                 $10.24
--------------------------------
Class C                 $10.23
--------------------------------
Class Z                 $10.75
--------------------------------

Distributions declared per share from 11/1/99 to 4/30/00

Class A                 $1.297
--------------------------------
Class B                 $1.243
--------------------------------
Class C                 $1.243
--------------------------------
Class Z                 $1.315
--------------------------------

--------------------------------------------------------------------------------
Portfolio Managers' Report
--------------------------------------------------------------------------------

[The following table was depicted as a bar graph in the printed material.]

Top five sector breakdowns as of 4/30/00 vs. 10/31/99

                         Fund as of 4/30/00      Fund as of 10/31/99
                         ------------------      -------------------

Technology                      33.5%                   24.2%
Financials                      13.2%                   18.6%
Health care                     10.2%                    9.5%
Capital goods                    8.6%                    9.0%
Consumer cyclical                8.4%                    9.4%

Sector breakdowns are calculated as a percentage of total equity investments. Because the Fund is actively managed, there is no guarantee the Fund will maintain these sector breakdowns in the future.

Industry sectors in the following financial statements are based upon the standard industrial classifications (SIC) as published by the U.S. Office of Management and Budget. The sector classifications used on this page are based upon the Advisor's defined criteria as used in the investment process.

BOUGHT
--------------------------------------------------------------------------------

We purchased SCI Systems Inc. (0.3% of net assets), a leading player in the outsourcing of electrical component manufacturing. Outsourcing, a major trend in the electronics industry, has demonstrated annualized growth of more than 20% over the last decade. What's more, we expect that the explosion of demand in the telecommunications market will drive future industry growth. SCI Systems is successfully expanding its market share in the telecommunications and away from the more commodity-like personal computer industry. With a strong management team, increased telecommunications exposure, and a greater focus on operational consistency, the company is well situated for future growth.

Strong performance for The Colonial Fund

Careful stock and industry selection, and a relatively low weighting in bonds helped The Colonial Fund to perform well. The Fund's Class A shares, without a sales charge, returned 7.32% for the six months ended April 30, 2000.

Technology was still a driving force

As discussed in our prior annual report, we raised the Fund's exposure to growth and technology companies and increased our holdings in larger size companies. These two strategies have proven successful as large technology stocks were among the Fund's top performers. Within the technology sector, computer hardware and semiconductor stocks had the greatest impact on performance. Even outside of the technology sector, companies with a technology-based line of business rallied. Despite the fact that we trimmed several technology positions during the period, the strong price performance of the Fund's holdings increased our weighting in technology stocks from 24.2% to 33.5% of total equity investments.

Like fixed-income securities, prices of financial services stocks were adversely affected by rising interest rates. In this environment, we reduced our weighting in financial services issues from 18.6% to 13.2% of total equity investments. However, careful stock selection within this sector, especially in investment companies, benefited the Fund.

Performance in the consumer staples sector was disappointing. Revenue and profit shortfalls during the period, resulting from a strong dollar and lower sales overseas, were the main stumbling blocks for these securities. The Fund's exposure to consumer staples decreased from 9.1% to 8.3% of total net equity investments.

Bonds continued to face a challenging environment

The last six months have been difficult for the bond market overall. Reacting to strong economic growth and capacity constraints in the labor market, the Federal Reserve Board (the Fed) raised short-term rates three times over the last six months. This move was largely anticipated and reflects the Fed's attempts to keep economic growth in check and inflation under control. Most bond prices declined in response to the continued efforts of monetary tightening. Amidst this challenging time in the bond market, we reduced the Fund's exposure to mortgage-backed bonds since they are sensitive to interest-rate hikes and increased its weighting in investment-grade bonds near the end of the period.

--------------------------------------------------------------------------------
Portfolio Managers' Report (continued)
--------------------------------------------------------------------------------

Favorable outlook

Looking ahead, we believe that the U.S. economy will continue to grow, although at a somewhat slower pace than in recent quarters. We expect further interest rate hikes from the Federal Reserve Board as they attempt to restrain inflationary pressures. Under these conditions, the Fund will likely maintain a relatively low weighting in fixed-income securities. We also expect the stock market to continue to be volatile in the near term. However, we believe there are select investment opportunities in both growth and value stocks. Therefore, we will continue to emphasize companies having both strong business prospects and attractive valuations.


/s/ John E. Lennon                           /s/ Peter B. Wiley
John E. Lennon                               Peter B. Wiley


/s/ Leslie W. Finnemore                      /s/ Ann T. Peterson
Leslie W. Finnemore                          Ann T. Peterson

Mr. Lennon and Mr. Wiley, senior vice president and vice president of the Advisor, respectively, manage the equity portion of the Fund. Ms. Finnemore and Ms. Peterson, senior vice president and vice president of the Advisor, respectively, manage the bond portion of the Fund.

The value and returns earned on an investment in the Fund may be affected by stock market fluctuations. Changes in interest rates, foreign, political and economic developments, may also affect fund performance.

Top 10 holdings as of 4/30/00

1. Cisco Systems          3.0%
---------------------------------
2. Intel                  2.8%
---------------------------------
3. G.E.                   2.5%
---------------------------------
4. Exxon-Mobil            1.4%
---------------------------------
5. IBM                    1.3%
---------------------------------
6. Oracle                 1.3%
---------------------------------
7. Citigroup              1.3%
---------------------------------
8. EMC                    1.3%
---------------------------------
9. Sun Microsystems       1.2%
---------------------------------
10. Texas Instruments     1.2%
---------------------------------

Holdings are calculated as a percentage of net assets. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain these holdings in the future.

SOLD
--------------------------------------------------------------------------------

Originally a mainframe computer company, Unisys Corporation has evolved into an information technology service and systems integration company. In 1999, Unisys was in the midst of a multi-year corporate overhaul in which it hoped to leverage its services businesses to accelerate revenue growth. Due to a Year 2000 slowdown in technology spending, however, the company could not sustain its revenue growth. In addition, they faced execution and competitive issues in their services businesses. We eliminated our position in Unisys because we believed that the turnaround would take longer and be more difficult than expected.

--------------------------------------------------------------------------------
Performance Information
--------------------------------------------------------------------------------

Average Annual Total Returns as of 4/30/00

Share class             A                   B                    C             Z
Inception date      4/30/82(1)           5/5/92               8/1/97        7/31/95
---------------------------------------------------------------------------------------
                Without    With     Without    With      Without    With    Without
                 Sales     Sales     Sales     Sales      Sales     Sales    Sales
                Charge    Charge    Charge    Charge     Charge    Charge   Charge
---------------------------------------------------------------------------------------
 Six months      7.32%     1.15%     6.86%     2.12%     6.87%     5.92%     7.45%
---------------------------------------------------------------------------------------
 1 year          8.78      2.52      8.00      3.24      7.93      6.98     13.68
---------------------------------------------------------------------------------------
 5 years        16.43     15.05     15.54     15.32     15.94     15.94     17.73
---------------------------------------------------------------------------------------
 10 years       13.93     13.25     13.24     13.24     13.69     13.69     14.56
---------------------------------------------------------------------------------------

(1) Date fund adopted current investment objective.

Average Annual Total Returns as of 3/31/00

Share class              A                  B                    C              Z
---------------------------------------------------------------------------------------
                 Without    With     Without    With      Without    With    Without
                  Sales     Sales     Sales     Sales      Sales     Sales    Sales
                 Charge    Charge    Charge    Charge     Charge    Charge   Charge
---------------------------------------------------------------------------------------
 Six months      12.53%    6.06%     12.06%     7.08%    12.07%    11.08%    12.64%
---------------------------------------------------------------------------------------
 1 year          12.34     5.88      11.55      6.63     11.58     10.60     17.46
---------------------------------------------------------------------------------------
 5 years         17.35    15.97      16.45     16.23     16.89     16.89     18.65
---------------------------------------------------------------------------------------
 10 years        13.70    13.02      13.02     13.02     13.47     13.47     14.33
---------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include both the maximum 5.75% sales charge for Class A shares, the appropriate Class B contingent deferred sales charge for the holding period after purchase as follows: through first year-5%, second year-4%, third year-3%, fourth year-3%, fifth year-2%, sixth year-1%, thereafter-% and the Class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance would have been lower.

Performance for different share classes will vary based on difference in share charges and fees associated with each class.

Class B, C and Z share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing Fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to inception of the newer class shares would have been lower.

--------------------------------------------------------------------------------
Investment Portfolio
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands)

Common Stocks - 65.0%                                        SHARES     VALUE
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 9.3%
Depository Institutions - 2.6%
BankAmerica Corp.                                                79   $    3,890
Chase Manhattan Corp.                                           162       11,645
FleetBoston Financial Corp.                                     298       10,571
Golden West Financial Corp.                                      66        2,262
Greenpoint Financial Corp.                                      115        2,138
J.P. Morgan & Co., Inc.                                          19        2,465
Sovereign Bancorp, Inc.                                         372        2,559
UnionBanCal Corp.                                               194        5,374
                                                                      ----------
                                                                          40,904
                                                                      ----------
Financial Services - 0.4%
AXA Financial, Inc.                                             179        5,846
                                                                      ----------
Insurance Carriers - 4.4%
Allstate Corp.                                                  194        4,590
Ambac Financial Group, Inc.                                     159        7,627
American International Group, Inc.                              160       17,529
CIGNA Corp.                                                      45        3,620
Citigroup, Inc.                                                 334       19,834
MGIC Investment Corp.                                            49        2,348
Nationwide Financial Services, Inc., Class A                     67        1,858
Premark International Inc.                                       30        1,439
United Healthcare Corp.                                         156       10,369
                                                                      ----------
                                                                          69,214
                                                                      ----------
Nondepository Credit Institutions - 0.5%
Associates First Capital Corp.                                   97        2,151
Metris Cos., Inc.                                               150        5,625
                                                                      ----------
                                                                           7,776
                                                                      ----------
Security Brokers & Dealers - 1.4%
Bear Stearns Cos., Inc.                                          56        2,385
Merrill Lynch & Co., Inc.                                        59        6,004
Morgan Stanley Dean Witter & Co.                                 98        7,537
Paine Webber Group, Inc.                                        138        6,055
                                                                      ----------
                                                                          21,981
                                                                      ----------
--------------------------------------------------------------------------------
MANUFACTURING - 35.2%
Chemicals & Allied Products - 6.4%
Allergan, Inc.                                                   87        5,116
Amgen, Inc. (a)                                                 156        8,747
Bristol-Myers Squibb Co.                                        308       16,124
Dow Chemical Co.                                                 73        8,249
Eli Lilly & Co.                                                 151       11,659
Lubrizol Corp.                                                   84        2,158
Merck & Co., Inc.                                               187       13,017
Pfizer, Inc.                                                    239       10,051
Procter & Gamble Co.                                            166        9,892
Warner-Lambert Co.                                              142       16,184
                                                                      ----------
                                                                         101,197
                                                                      ----------
Communications Equipment - 1.7%
Comverse Technology, Inc. (a)                                    58        5,137
Lucent Technologies, Inc.                                       154        9,602
Motorola, Inc.                                                   72        8,513
Tellabs, Inc. (a)                                                63        3,437
                                                                      ----------
                                                                          26,689
                                                                      ----------
Electrical Industrial Equipment - 2.5%
General Electric Co. (a)                                        252       39,580
                                                                      ----------
Electronic & Electrical Equipment - 0.8%
Atmel Corp. (a)                                                 107        5,217
Flextronics International Ltd. (a)                               39        2,740
Qualcomm, Inc. (a)                                               38        4,153
                                                                      ----------
                                                                          12,110
                                                                      ----------
Electronic Components - 5.2%
Amkor Technology, Inc. (a)                                       69        4,191
Intel Corp.                                                     345       43,788
National Semiconductor Corp. (a)                                 52        3,177
Novellus Systems, Inc. (a)                                       94        6,295
SCI Systems, Inc. (a)                                           101        5,357
Texas Instruments, Inc.                                         117       19,121
                                                                      ----------
                                                                          81,930
                                                                      ----------
Food & Kindred Products - 2.3%
Anheuser Busch Cos., Inc.                                       151       10,683
Coca Cola Co.                                                    49        2,306
Coca-Cola Enterprises, Inc.                                     223        4,750
Hormel Foods Corp.                                              209        3,190
PepsiCo, Inc.                                                   226        8,284
The Pepsi Bottling Group, Inc.                                  324        6,986
                                                                      ----------
                                                                          36,199
                                                                      ----------
Household Appliances - 0.3%
Whirlpool Corp.                                                  80        5,210
                                                                      ----------
Lumber & Wood Products - 0.2%
Weyerhaeuser Co.                                                 70        3,751
                                                                      ----------
Machinery & Computer Equipment - 8.4%
Apple Computer, Inc.                                             73        9,007
Applied Materials, Inc. (a)                                     145       14,722
Brunswick Corp.                                                 137        2,636
Cisco Systems, Inc. (a)                                         690       47,802
Dell Computer Corp. (a)                                         104        5,233
EMC Corp. (a)                                                   143       19,798
Gateway, Inc. (a)                                                64        3,542
Hewlett-Packard Co.                                              34        4,536
International Business Machines Corp.                           188       21,008
Lexmark International Group, Inc. (a)                            34        4,036
                                                                      ----------
                                                                         132,320
                                                                      ----------
Measuring & Analyzing Instruments - 1.2%
Honeywell International, Inc.                                   157        8,764
Teradyne, Inc. (a)                                               95       10,395
                                                                      ----------
                                                                          19,159
                                                                      ----------
Miscellaneous Manufacturing - 0.3%
Tyco International Ltd.                                         122        5,581
                                                                      ----------
Paper Products - 0.7%
Boise Cascade Corp.                                              74        2,403
International Paper Co.                                          87        3,190
Kimberly Clark Corp.                                             97        5,632
                                                                      ----------
                                                                          11,225
                                                                      ----------
Petroleum Refining - 2.0%
Chevron Corp.                                                   100        8,504
Exxon Mobil Corp.                                               294       22,808
                                                                      ----------
                                                                          31,312
                                                                      ----------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands)

Common Stocks (continued)                                    SHARES      VALUE
--------------------------------------------------------------------------------
MANUFACTURING (continued)
Rubber & Plastic - 0.4%
Engelhard Corp.                                                 325   $    5,711
                                                                      ----------
Stone, Clay, Glass & Concrete - 1.3%
Corning, Inc.                                                    73       14,338
Minnesota Mining & Manufacturing Co.                             70        6,064
                                                                      ----------
                                                                          20,402
                                                                      ----------
Transportation Equipment - 1.5%
Boeing Co.                                                      215        8,541
Ford Motor Co.                                                  211       11,561
General Motors Corp.                                             34        3,165
                                                                      ----------
                                                                          23,267
                                                                      ----------
--------------------------------------------------------------------------------
MINING & ENERGY - 2.2%
Crude Petroleum & Natural Gas - 0.2%
Conoco, Inc., Class B                                           115        2,848
                                                                      ----------
Oil & Gas Extraction - 0.7%
Falcon Drilling Co., Inc.                                       360        7,476
Transocean Sedco Forex, Inc. (a)                                 83        3,887
                                                                      ----------
                                                                          11,363
                                                                      ----------
Oil & Gas Field Services - 1.3%
Enron Corp.                                                     260       18,147
Petroleum Geo-Services ADR (a)                                  141        2,295
                                                                      ----------
                                                                          20,442
                                                                      ----------
--------------------------------------------------------------------------------
RETAIL TRADE - 3.4%
Apparel & Accessory Stores - 0.1%
Abercrombie & Fitch Co. (a)                                      96        1,059
                                                                      ----------
Building, Hardware & Garden Supply - 0.4%
Home Depot, Inc.                                                122        6,828
                                                                      ----------
General Merchandise Stores - 1.2%
Target Corp.                                                     77        5,112
Wal-Mart Stores, Inc.                                           259       14,337
                                                                      ----------
                                                                          19,449
                                                                      ----------
Home Furnishings & Equipment - 1.1%
Best Buy Co., Inc. (a)                                          117        9,464
Tandy Corp.                                                     136        7,763
                                                                      ----------
                                                                          17,227
                                                                      ----------
Miscellaneous Retail - 0.3%
CVS Corp.                                                       120        5,220
                                                                      ----------
Restaurants - 0.3%
Brinker International, Inc. (a)                                 144        4,603
                                                                      ----------
--------------------------------------------------------------------------------
SERVICES - 7.1%
Business Services - 1.9%
BEA Systems, Inc. (a)                                            44        2,113
Omnicom Group, Inc.                                             104        9,425
Sun Microsystems, Inc. (a)                                      213       19,555
                                                                      ----------
                                                                          31,093
                                                                      ----------
Computer Related Services - 0.8%
America Online, Inc. (a)                                         83        4,970
Convergys Corp. (a)                                             185        8,122
                                                                      ----------
                                                                          13,092
                                                                      ----------

                                              COUNTRY        SHARES      VALUE
--------------------------------------------------------------------------------
Computer Software - 3.6%
Adobe Systems, Inc.                                             100   $   12,082
Computer Associates International, Inc.                          51        2,819
Microsoft Corp. (a)                                             257       17,947
Oracle Corp. (a)                                                250       19,968
Veritas Software Corp. (a)                                       34        3,636
                                                                      ----------
                                                                          56,452
                                                                      ----------
Health Services - 0.6%
Columbia/HCA Healthcare Corp.                                   323        9,194
                                                                      ----------
Motion Pictures - 0.2%
The Walt Disney Co.                                              67        2,906
                                                                      ----------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 7.5%
Air Transportation - 0.5%
Delta Air Lines, Inc.                                            78        4,088
UAL, Inc.                                                        70        4,074
                                                                      ----------
                                                                           8,162
                                                                      ----------
Communications - 0.2%
Telephone and Data Systems, Inc.                                 23        2,377
                                                                      ----------
Electric Services - 1.2%
Edison International                                            207        3,936
Entergy Corp.                                                   221        5,627
TXU Corp.                                                       151        5,077
Unicom Corp.                                                    120        4,774
                                                                      ----------
                                                                          19,414
                                                                      ----------
Telecommunication - 5.6%
AT&T Corp.                                                      271       12,652
AT&T Wireless Group (a)                                         157        4,938
Bell Atlantic Corp.                                             100        5,925
BellSouth Corp.                                                 119        5,779
Cablevision Systems Corp., Class A (a)                           36        2,437
Chris-Craft Industries, Inc. (a)                                 74        4,544
Comcast Corp., Special Class A                                  241        9,639
Covad Communications Group, Inc. (a)                             96        2,672
GTE Corp.                                                       170       11,518
PMC-Sierra, Inc. (a)                                             26        4,950
SBC Communications, Inc., Class A                               289       12,679
WorldCom Inc. (a)                                               241       10,964
                                                                      ----------
                                                                          88,697
                                                                      ----------
--------------------------------------------------------------------------------
WHOLESALE TRADE - 0.3%
Durable Goods - 0.1%
Beers NV                                      Ne                 41        1,193
                                                                      ----------
Nondurable Goods - 0.2%
Sysco Corp.                                                     110        4,131
                                                                      ----------
TOTAL COMMON STOCKS
   (Cost of $746,733)                                                  1,027,114
                                                                      ----------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------

Bonds & Notes - 27.4%                                       PAR         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 24.3%
Government Agencies - 16.5%
Federal Home Loan Mortgage Corp.,
   6.000% 2009-2026                                      $   17,012   $   15,892
                                                                      ----------
Federal National Mortgage Association:
   5.750% 2003 (b)                                            9,700        9,338
   6.000% 2008-2009                                          17,012       36,562
   6.500% 2008-2023                                          75,743       71,939
   6.625% 2009 (b)                                           14,575       13,889
   7.000% 2014 (b)                                           25,000       24,414
   7.500% 2027 (b)                                           30,000       29,353
                                                                      ----------
                                                                         185,495
                                                                      ----------
Government National Mortgage Association:
   6.500% 2024-2029                                          39,218       36,805
   7.000% 2023-2024                                          22,631       21,843
                                                                      ----------
                                                                          58,648
                                                                      ----------
Government Obligations - 7.8%
U.S. Treasury Bond:
   5.875% 10/31/01                                           29,000       28,660
   6.375% 08/15/27                                            3,770        3,850
   8.750% 08/15/20                                           27,833       35,587
   9.250% 02/15/16                                           16,089       20,702
                                                                      ----------
                                                                          88,799
                                                                      ----------
U.S. Treasury Note,
   6.500% 10/15/06                                           34,910       34,834
                                                                      ----------

TOTAL U.S. GOVERNMENT
& AGENCY OBLIGATIONS
   (Cost of $389,723)                                                    383,668
                                                                      ----------
--------------------------------------------------------------------------------
NON AGENCY MORTGAGE-BACKED & ASSET-BACKED
SECURITIES - 3.1%
Non Agency Mortgage-Backed - 2.1%
Aames Mortgage Trust,
   7.870% 09/15/25                                            2,145        2,146
Countrywide Home Loans,
   6.500% 12/25/28                                            1,969        1,719
GE Capital Mortgage Services, Inc.,
   6.250% 01/25/29                                            1,390        1,167
Headlands Mortgage Securities, Inc.:
   6.500% 11/25/28                                              713          564
   6.500% 11/25/28                                            1,967        1,652
   7.000% 02/25/28                                            3,290        2,998
Norwest Asset Securities Corp.:
   6.250% 01/15/29                                            3,554        2,906
   6.500% 01/25/29                                            1,775        1,525
PNC Mortgage Securities Corp.,
   7.000% 03/25/28                                            3,420        3,180
Provident Bank Home Equity Loan Trust,
   7.600% 10/25/12                                            1,956        1,931
Residential Accredit Loans, Inc.:
   6.500% 03/25/29                                            3,083        2,742
   7.000% 10/25/12                                            2,728        2,592
   7.000% 10/25/12                                              800          753
   7.000% 10/25/12                                              376          340
   7.250% 12/25/27                                            4,314        4,077
Residential Funding Mortgage Securities, Inc.,
   6.500% 04/25/13                                            2,843        2,621
                                                                      ----------
                                                                          32,913
                                                                      ----------
Asset-Backed Securities - 1.0%
Delta Funding Home Equity Loan Trust,
   8.010% 10/25/27                                            5,000        5,004
Green Tree Financial Corp.,
   7.700% 09/15/26                                            3,456        3,252
Sears Credit Account Master Trust,
   6.000% 08/15/05                                            3,000        2,952
UCFC Home Equity Loan Corp.,
   8.025% 08/10/25                                            5,152        5,166
                                                                      ----------
                                                                          16,374
                                                                      ----------
TOTAL NON-AGENCY
MORTGAGE-BACKED
& ASSET-BACKED SECURITIES
   (Cost of $47,205)                                                      49,287
                                                                      ----------
Corporate Fixed-Income Bonds & Notes - 5.9%
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 1.8%
Depository Institutions - 0.9%
Bank One Texas,
   6.250% 02/15/08                                            2,000        1,797
Comerica Bank,
   7.875% 09/15/26                                            1,000          974
Fleet Financial Group, Inc.,
   6.700% 07/15/28                                            1,000          835
KeyBank N.A.,
   7.125% 08/15/06                                            2,000        1,919
NationsBank Corp.,
   6.875% 02/15/05                                            2,000        1,930
Norwest Corp.,
   6.650% 10/15/23                                            1,000          852
PNC Funding Corp.,
   6.875% 07/15/07                                            1,000          935
Signet Banking Corp.,
   7.800% 09/15/06                                            2,000        1,980
Wachovia Corp.,
   6.250% 08/04/08                                            3,000        2,707
                                                                      ----------
                                                                          13,929
                                                                      ----------
Insurance Agents & Brokers - 0.1%
General Electric Global Insurance
   Holding Corp.,
   7.000% 02/15/26                                            1,000          906
                                                                      ----------
Insurance Carriers - 0.2%
Metropolitan Life Insurance Co.,
   6.300% 11/01/03                                            3,000        2,846
                                                                      ----------
Nondepository Credit Insurance - 0.4%
Associates Corp. of North America:
   6.250% 11/01/08                                            1,000          904
   6.875% 11/15/08                                            1,000          942
General Motors Acceptance Corp.,
   6.125% 01/22/08                                            3,000        2,700


See notes to investment portfolio.                                             7

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands)

Corporate Fixed-Income
Bonds & Notes (continued)                                   PAR         VALUE
--------------------------------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE (continued)
Household Finance Corp.:
   6.400% 06/17/08                                       $    1,000   $      904
   7.625% 01/15/03                                            1,000          994
                                                                      ----------
                                                                           6,444
                                                                      ----------
Security Brokers & Dealers - 0.2%
Bear Stearns Co., Inc.,
   6.500% 08/01/02                                            1,000          975
Merrill Lynch & Co., Inc.,
   6.000% 02/12/03                                            1,000          961
Morgan Stanley, Dean Witter, Discover & Co.,
   8.100% 06/24/02                                            1,000        1,010
Salomon, Inc.,
   7.300% 05/15/02                                            1,000          996
                                                                      ----------
                                                                           3,942
                                                                      ----------
--------------------------------------------------------------------------------
MANUFACTURING - 0.8%
Chemicals & Allied Products - 0.2%
Dow Chemical Co.,
   7.375% 03/01/23                                            1,000          953
Equistar Chemicals, LP
   8.750% 02/15/09                                            2,000        1,923
                                                                      ----------
                                                                           2,876
                                                                      ----------
Electronic & Electrical Equipment - 0.2%
Raytheon Co.,
   8.300% 03/01/10                                            3,000        2,953
                                                                      ----------
Fabricated Metal - 0.0%
Masco Corp.,
   6.625% 04/15/18                                            1,000          854
                                                                      ----------
Food & Kindred Products - 0.2%
Archer Daniels Midland Co.,
   6.750% 12/15/27                                            1,000          852
Coca-Cola Enterprises, Inc.,
   6.950% 11/15/26                                            2,000        1,789
                                                                      ----------
                                                                           2,641
                                                                      ----------
Primary Metal - 0.1%
Bell Atlantic Financial Services, Inc.,
   7.600% 03/15/07                                            1,000        1,001
                                                                      ----------
Transportation Equipment - 0.1%
Ford Motor Co.,
   7.125% 11/15/25                                            2,000        1,805
                                                                      ----------
--------------------------------------------------------------------------------
MINING & ENERGY - 0.5%
Crude Petroleum & Natural Gas - 0.2%
Union Oil Co. of California,
   7.200% 05/15/05                                            3,000        2,899
                                                                      ----------
Oil & Gas Field Services - 0.3%
Enron Corp.,
   6.750% 07/01/05                                            3,000        2,829
Phillips Petroleum Co.,
   6.650% 07/15/18                                            2,000        1,688
                                                                      ----------
                                                                           4,517
                                                                      ----------
RETAIL TRADE - 0.2%
General Merchandise Stores - 0.1%
Dillard Department Stores,
Inc.,
   6.625% 01/15/18                                            1,000          747
Sears, Roebuck & Co. Acceptance Corp.,
   6.750% 01/15/28                                            1,000          818
                                                                      ----------
                                                                           1,565
                                                                      ----------
Miscellaneous Retail - 0.1%
Dayton Hudson Corp.,
   7.250% 09/01/04                                            2,000        1,977
                                                                      ----------
--------------------------------------------------------------------------------
SERVICES - 0.2%
Business Services - 0.2%
Federal Express Corp.,
   7.500% 01/15/18                                            4,276        4,183
                                                                      ----------
--------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES - 2.4%
Air Transportation - 0.1%
Lockheed Martin Corp.,
   7.250% 05/15/06                                            2,000        1,878
                                                                      ----------
Broadcasting - 0.2%
News America Holdings, Inc.,
   7.375% 10/17/08                                            3,000        2,812
                                                                      ----------
Cable - 0.6%
Comacast Cable Communications, Inc.,
   8.375% 05/01/07                                            3,000        3,025
Continental Cablevision, Inc.,
   8.875% 09/15/05                                            3,000        3,129
TCI Communications, Inc.,
   8.650% 09/15/04                                            3,000        3,103
                                                                      ----------
                                                                           9,257
                                                                      ----------
Communications - 0.2%
Duke Energy Corp.,
   7.375% 03/01/10                                            2,000        1,919
U.S. West Capital Funding, Inc.,
   6.375% 07/15/08                                            1,000          904
                                                                      ----------
                                                                           2,823
                                                                      ----------
Electric Services - 0.6%
Arizona Public Service Co.,
   6.250% 01/15/05                                            1,000          923
Carolina Power & Light Co.,
   6.800% 08/15/07                                            3,000        2,831
Florida Power & Light Co.,
   6.000% 06/01/08                                            1,000          892
Houston Lighting & Power Co.,
   6.500% 04/21/03                                            2,000        1,908
Public Service Co. of Colorado,
   7.125% 06/01/06                                            1,000          964
Texas Utilities Electric Co.:
   7.170% 08/01/07                                            2,000        1,869
   8.250% 04/01/04                                            1,000        1,006
                                                                      ----------
                                                                          10,393
                                                                      ----------

See notes to investment portfolio.

--------------------------------------------------------------------------------
Investment Portfolio (continued)
--------------------------------------------------------------------------------

Corporate Fixed-Income
Bonds & Notes (continued)                                 PAR          VALUE
-------------------------------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS, ELECTRIC,
GAS & SANITARY SERVICES (continued)
Gas Services - 0.1%
Sonat, Inc.,
   6.875% 06/01/05                                     $    1,500    $    1,426
                                                                     ----------
Railroad - 0.0%
Norfolk Southern Corp.,
   7.800% 05/15/27                                          1,000           944
                                                                     ----------
Telecommunication - 0.6%
BellSouth Telecommunications, Inc.,
   6.375% 06/01/28                                          2,000         1,676
GTE Corp.,
   6.840% 04/15/18                                          3,000         2,701
Pacific Bell,
   6.875% 08/15/06                                          2,000         1,931
WorldCom, Inc.,
   6.950% 08/15/28                                          3,000         2,661
                                                                     ----------
                                                                          8,969
                                                                     ----------
TOTAL CORPORATE FIXED-INCOME
BONDS & NOTES
   (Cost of $106,577)                                                    93,839
                                                                     ----------

TOTAL BONDS & NOTES
   (Cost of $543,505)                                                   432,955
                                                                     ----------

TOTAL INVESTMENTS - 98.3%
   (Cost of $1,290,238) (c)                                           1,553,908
                                                                     ----------

Short-Term Obligations - 3.8%
-------------------------------------------------------------------------------
Repurchase agreement with SBC Warburg Ltd.,
dated 04/28/00, due 05/01/00 at 5.710%,
collateralized by U.S. Treasury notes with
various maturities to 2025, market value
$60,938 (repurchase proceeds $59,593)                      59,565        59,565
                                                                     ----------

Other Assets & Liabilities, Net - (2.1)%                                (33,150)
--------------------------------------------------------------------------------
NET ASSETS - 100.0%                                                  $1,580,323
                                                                     ==========

Notes to Investment Portfolio:

(a)   Non-income producing.
(b) This security, or a portion thereof, has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(c)   Cost for federal income tax purposes is the same.

Summary of Securities
by Country                          Country        Value         % of Total
--------------------------------------------------------------------------------
United States                                   $1,552,715          99.9
Netherlands                           Ne             1,193           0.1
                                                ----------         -----
                                                $1,553,908         100.0

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

            Acronym                             Name
            -------                  ---------------------------
              ADR                    American Depositary Receipt

See notes to investment portfolio.

--------------------------------------------------------------------------------
Statement of Assets and Liabilities
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)
(In thousands except for per share amounts and footnotes)

Assets
Investments at value (cost $1,290,238)                  $1,553,908
Short-term obligations                                      59,565
                                                        ----------
                                                         1,613,473
Cash including foreign currencies
   (cost $260)                             $    237
Receivable for:
   Investments sold                          76,490
   Interest                                   5,445
   Dividends                                    908
   Fund shares sold                             597
   Foreign tax reclaims                         115
Other                                           347         84,139
                                           --------     ----------
      Total Assets                                       1,697,612

Liabilities
Cash including foreign currencies
   (cost $382)                                  373
Payable for:
   Investments purchased                    112,992
   Fund shares repurchased                    2,538
Accrued:
   Management fee                               707
   Transfer agent fee                           470
   Bookkeeping fee                               42
   Deferred Trustees' fees                       18
Other                                           149
                                           --------
        Total Liabilities                                  117,289
                                                        ----------
Net Assets                                              $1,580,323
                                                        ----------
Net asset value & redemption price per share -
   Class A ($900,553/87,871)                            $    10.25 (a)
                                                        ----------
Maximum offering price per share -
   Class A ($10.25/0.9425)                              $    10.88 (b)
                                                        ----------
Net asset value & offering price per share -
   Class B ($672,468/65,666)                            $    10.24 (a)
                                                        ----------
Net asset value & offering price per share -
   Class C ($7,299/714)                                 $    10.23 (a)
                                                        ----------
Net asset value, offering & redemption price
   per share - Class Z ($3/(c))                         $    10.75
                                                        ----------

Composition of Net Assets
Capital paid in                                         $1,167,265
Undistributed net investment income                          2,481
Accumulated net realized gain                              146,954
Net unrealized appreciation (depreciation)on:
   Investments                                             263,670
   Foreign currency transactions                               (47)
                                                        ----------
                                                        $1,580,323
                                                        ==========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)   On sales of $50,000 or more the offering price is reduced.
(c)   Rounds to less than one.

--------------------------------------------------------------------------------
Statement of Operations
--------------------------------------------------------------------------------
For the Six Months Ended April 30, 2000 (Unaudited)
(In thousands)


Investment Income
Interest                                                         $ 18,214
Dividends                                                           5,342
                                                                 --------
                                                                   23,556

Expenses
Management fee                               $  4,309
Service fee - Class A, Class B, Class C         1,971
Distribution fee - Class B                      2,601
Distribution fee - Class C                         31
Transfer agent fee                              2,318
Bookkeeping fee                                   258
Trustees' fees                                     35
Custodian fee                                      30
Audit fee                                          18
Legal fee                                          10
Registration fee                                   39
Reports to shareholders                            18
Other                                              41              11,679
                                             --------            --------
      Net Investment Income                                        11,877
                                                                 --------

Net Realized and Unrealized Gain (Loss)
on Portfolio Positions
Net realized gain on:

   Investments                                146,997
   Foreign currency transactions                   29
                                             --------
      Net Realized Gain                                           147,026
Net change in unrealized appreciation /depreciation
   during the period on:
   Investments                                (46,546)
   Foreign currency transactions                   (9)
                                             --------
      Net Change in Unrealized
        Appreciation/Depreciation                                 (46,555)
                                                                 --------
      Net Gain                                                    100,471
                                                                 --------
Increase in Net Assets from Operations                           $112,348
                                                                 ========

See notes to financial statements.

--------------------------------------------------------------------------------
Statement of Changes in Net Assets
--------------------------------------------------------------------------------
(In thousands)

                                                    (Unaudited)
                                                    Six months        Year
                                                       ended          ended
                                                     April 30,     October 31,
                                                     ---------     -----------
Increase (Decrease) in Net Assets                      2000           1999
--------------------------------------------------------------------------------
Operations:
Net investment income                               $    11,877    $    28,857
Net realized gain                                       147,026        202,426
Net Change in Unrealized Appreciation/
   Depreciation                                         (46,555)       (62,343)
                                                    -----------    -----------
   Net Increase from Operations                         112,348        168,940

Distributions:
From net investment income - Class A                     (8,947)       (20,595)
From net realized gains - Class A                      (101,840)       (39,280)
From net investment income - Class B                     (3,210)        (9,809)
From net realized gains - Class B                       (77,116)       (27,841)
From net investment income - Class C                        (37)          (109)
From net realized gains - Class C                          (969)          (246)
From net investment income - Class Z                        (a)           (443)
From net realized gains - Class Z                           (a)           (930)
                                                    -----------    -----------
                                                        (79,771)        69,687
                                                    -----------    -----------
Fund Share Transactions:
Receipts for shares sold - Class A                       23,410         63,422
Value of distributions reinvested - Class A             100,463         53,836
Cost of shares repurchased - Class A                   (114,217)      (157,644)
                                                    -----------    -----------
                                                          9,656        (40,386)
                                                    -----------    -----------
Receipts for shares sold - Class B                       37,570        142,372
Value of distributions reinvested - Class B              76,170         35,667
Cost of shares repurchased - Class B                   (113,750)      (153,659)
                                                    -----------    -----------
                                                            (10)        24,380
                                                    -----------    -----------
Receipts for shares sold - Class C                        1,096          5,044
Value of distributions reinvested - Class C                 955            341
Cost of shares repurchased - Class C                     (3,377)        (2,102)
                                                    -----------    -----------
                                                         (1,326)         3,283
                                                    -----------    -----------
Receipts for shares sold - Class Z                           (a)         1,700
Value of distributions reinvested - Class Z                  (a)           897
Cost of shares repurchased - Class Z                         (a)       (25,638)
                                                    -----------    -----------
                                                             (a)       (23,041)
                                                    -----------    -----------
Net Increase (Decrease) from Fund
   Share Transactions                                     8,320        (35,764)
                                                    -----------    -----------
     Total Increase (Decrease)                          (71,451)        33,923

Net Assets
Beginning of period                                   1,651,774      1,617,851
                                                    -----------    -----------
End of period (including
   undistributed net investment income
   of $2,481 and $2,798, respectively)              $ 1,580,323    $ 1,651,774
                                                    ===========    ===========

(a) Rounds to less than one.

                                                  (Unaudited)
                                                  Six months       Year
                                                     ended         ended
                                                   April 30,    October 31,
                                                   ---------    -----------
                                                     2000          1999
--------------------------------------------------------------------------------
Number of Fund Shares
Sold - Class A                                        2,291        5,951
Issued for distributions reinvested - Class A        10,154        5,196
Repurchased - Class A                               (11,206)     (14,754)
                                                    -------      -------
                                                      1,239       (3,607)
                                                    -------      -------
Sold - Class B                                        3,686       13,378
Issued for distributions reinvested - Class B         7,690        3,452
Repurchased - Class B                               (11,202)     (14,427)
                                                    -------      -------
                                                        174        2,403
                                                    -------      -------
Sold - Class C                                          106          475
Issued for distributions reinvested - Class C            97           33
Repurchased - Class C                                  (331)        (197)
                                                    -------      -------
                                                       (128)         311
                                                    -------      -------
Sold - Class Z                                           (a)         161
Issued for distributions reinvested - Class Z            (a)          86
Repurchased - Class Z                                    (a)      (2,387)
                                                    -------      -------
                                                         (a)      (2,140)
                                                    -------      -------

(a) Rounds to less than one.

See notes to financial statements.

--------------------------------------------------------------------------------
Notes to Financial Statements
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)

Note 1. Interim Financial Statements

In the opinion of management of The Colonial Fund (the Fund), a series of Liberty Funds Trust III, the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at April 30, 2000, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.

Note 2. Accounting Policies

Organization:

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek primarily income and capital growth and secondarily, capital preservation. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Effective February 1, 2000, Class B shares will convert to Class A shares as follows:

                                               Converts to
        Original purchase                     Class A shares
        -----------------                     --------------
        Less than $250,000                       8 years
        $250,000 to less than $500,000           4 years
        $500,000 to less than $1,000,000         3 years

Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security valuation and transactions:

Equity securities generally are valued at the last sale price or, in the case of unlisted or listed securities for which there were no sales during the day, at current quoted bid prices.

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Forward currency contracts are valued based on the weighted value of the exchange traded contracts with similar durations.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

The value of all assets and liabilities quoted in foreign currencies are translated into U.S. dollars at that day's exchange rates.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

Determination of class net asset values and financial highlights:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

The per share data was calculated using the average shares outstanding during the period. In addition, Class A, Class B and Class C net investment income per share data reflects the service fee per share applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Class A, Class B and Class C ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

Federal income taxes:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

Interest income, debt discount and premium:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; premium and market discount are not amortized or accreted.

Distribution to shareholders:

Distributions to shareholders are recorded on the ex-date.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------

to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

Foreign currency transactions:

Net realized and unrealized gains (losses) on foreign currency transactions includes the gains (losses) arising from fluctuations in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends and interest income and foreign withholding taxes.

The Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments.

Forward currency contracts:

The Fund may enter into forward currency contracts to purchase or sell foreign currencies at predetermined exchange rates in connection with the settlement of purchases and sales of securities. The Fund may also enter into forward currency contracts to hedge certain other foreign currency denominated assets. The contracts are used to minimize the exposure to foreign exchange rate fluctuations during the period between trade and settlement date of the contracts. All contracts are marked-to-market daily, resulting in unrealized gains or losses which become realized at the time the forward currency contracts are closed or mature. Realized and unrealized gains (losses) arising from such transactions are included in net realized and unrealized gains (losses) on foreign currency transactions. Forward currency contracts do not eliminate fluctuations in the prices of the Fund's portfolio securities. While the maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened, exposure is typically limited to the change in value of the contract (in U.S. dollars) over the period it remains open. Risks may also arise if counterparties fail to perform their obligations under the contracts.

Other:

Corporate actions are recorded on the ex-date (except for certain foreign securities which are recorded as soon after ex-date as the Fund becomes aware of such), net of nonrebatable tax withholdings. Where a high level of uncertainty as to collection exists, income on securities is recorded net of all tax withholdings with any rebates recorded when received.

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

Note 3. Fees and Compensation Paid to Affiliates

Management fee:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average net assets as follows:

       Average Net Assets                    Annual Fee Rate
       ------------------                    ---------------
       First $1 billion                           0.55%
       Over $1 billion                            0.50%

Bookkeeping fee:

The Advisor provides bookkeeping and pricing services for $27,000 per year plus a percentage of the Fund's average net assets as follows:

       Average Net Assets                    Annual Fee Rate
       ------------------                    ---------------
       First $50 million                        No charge
       Next $950 million                         0.035%
       Next $1 billion                           0.025%
       Next $1 billion                           0.015%
       Over $3 billion                           0.001%

Transfer agent fee:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.236% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

Effective January 1, 2000, the Transfer Agent fee was changed to a fee comprised of 0.07% annually of average net assets plus charges based on the number of shareholder accounts and transactions.

Underwriting discounts, service and distribution fees:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six month's ended April 30, 2000, the Fund has been advised that the Distributor retained net underwriting discounts of $34,717 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $5,450, $951,002 and $6,655 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the average net assets attributable to Class B and Class C shares only. The plan also requires the payment of a service fee to the Distributor on Class A, Class B and Class C shares as follows:

              Value of shares
        outstanding on the 20th of             Annual Fee
       each month which were issued               Rate
       ----------------------------               ----
         Prior to April 1, 1989                   0.15%
         On or after April 1, 1989                0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

--------------------------------------------------------------------------------
Notes to Financial Statements (continued)
--------------------------------------------------------------------------------
April 30, 2000 (Unaudited)

Other:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

Note 4. Portfolio Information

Investment activity:

During the six months ended April 30, 2000, purchases and sales of investments, other than short-term obligations, were $692,540,674 and $817,238,377, of which $401,420,331 and $338,712,459 respectively, were U.S. government securities.

Unrealized appreciation (depreciation) at April 30, 2000, based on cost of investments for both financial statements and federal income tax purposes was:

       Gross unrealized appreciation               $330,414,498
       Gross unrealized depreciation                (66,744,284)
                                                   ------------
         Net unrealized appreciation               $263,670,214
                                                   ============

Other:

There are certain additional risks involved when investing in foreign securities that are not inherent with investments in domestic securities. These risks may involve foreign currency exchange rate fluctuations, adverse political and economic developments and the possible prevention of foreign currency exchange or the imposition of other foreign governmental laws or restrictions.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

Note 5. Line of Credit

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit during the six month's ended April 30, 2000.

Note 6. Other Related Party Transactions

During the six month's ended April 30, 2000, the Fund used Alphatrade, a wholly owned subsidiary of Colonial Management Associates, Inc., as a broker. Total commissions paid to Alphatrade during the six months were $68,495.

--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                              (Unaudited)
                                                                    Six months ended April 30, 2000
                                                     --------------------------------------------------------
                                                       Class A          Class B         Class C       Class Z
-------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                $     10.810     $     10.790     $   10.780     $11.280
                                                     ------------     ------------     ----------     -------
Income from Investment Operations
Net investment income (a)                                   0.091            0.053          0.053       0.103
Net realized and unrealized gain                            0.646            0.640          0.640       0.682
                                                     ------------     ------------     ----------     -------
      Total from Investment Operations                      0.737            0.693          0.693       0.785
                                                     ------------     ------------     ----------     -------
Less Distributions Declared to Shareholders
From net investment income                                 (0.102)          (0.048)        (0.048)     (0.120)
From net realized gains                                    (1.195)          (1.195)        (1.195)     (1.195)
                                                     ------------     ------------     ----------     -------
      Total Distributions Declared to Shareholders         (1.297)          (1.243)        (1.243)     (1.315)
                                                     ------------     ------------     ----------     -------
Net Asset Value, End of Period                       $     10.250     $     10.240     $   10.230     $10.750
                                                     ============     ============     ==========     =======
Total return (b) (c)                                         7.32%            6.86%          6.87%       7.45%
                                                     ============     ============     ==========     =======
Ratios to Average Net Assets
Expenses (d) (e)                                             1.11%            1.86%          1.86%       0.87%
Net investment income (d) (e)                                1.79%            1.04%          1.03%       2.03%
Portfolio turnover (c)                                         44%              44%            44%         44%
Net assets at end of period (000)                    $    900,553     $    672,468     $    7,299     $     3

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c)   Not annualized.
(d) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(e)   Annualized.

                                                                     Year ended October 31, 1999
                                                     --------------------------------------------------------
                                                        Class A          Class B        Class C       Class Z
-------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                $     10.380     $     10.360     $   10.350     $10.390
                                                     ------------     ------------     ----------     -------
Income from Investment Operations
Net investment income (a)                                   0.214            0.134          0.135       0.240
Net realized and unrealized gain                            0.884            0.883          0.884       1.343
                                                     ------------     ------------     ----------     -------
      Total from Investment Operations                      1.098            1.017          1.019       1.583
                                                     ------------     ------------     ----------     -------
Less Distributions Declared to Shareholders
From net investment income                                 (0.230)          (0.149)        (0.151)     (0.255)
From net realized gains                                    (0.438)          (0.438)        (0.438)     (0.438)
                                                     ------------     ------------     ----------     -------
      Total Distributions Declared to Shareholders         (0.668)          (0.587)        (0.589)     (0.693)
                                                     ------------     ------------     ----------     -------
Net Asset Value, End of Period                       $     10.810     $     10.790     $   10.780     $11.280
                                                     ============     ============     ==========     =======
Total return (b)                                            10.94%           10.11%         10.15%      15.92%
                                                     ============     ============     ==========     =======
Ratios to Average Net Assets
Expenses (c)                                                 1.12%            1.88%          1.88%       0.88%
Net investment income (c)                                    2.02%            1.26%          1.26%       2.26%
Portfolio turnover                                             74%              74%            74%         74%
Net assets at end of period (000)                    $    936,331     $    706,366     $    9,074     $     3

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                     Year ended October 31, 1998
                                                     ------------------------------------------------------------
                                                       Class A          Class B         Class C         Class Z
-----------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                $     11.160     $     11.140     $   11.150     $    11.170
                                                     ------------     ------------     ----------     -----------
Income from Investment Operations
Net investment income (a)                                   0.235            0.156          0.157           0.261
Net realized and unrealized gain                            0.685            0.682          0.676           0.685
                                                     ------------     ------------     ----------     -----------
      Total from Investment Operations                      0.920            0.838          0.833           0.946
                                                     ------------     ------------     ----------     -----------
Less Distributions Declared to Shareholders
From net investment income                                 (0.250)          (0.168)        (0.183)         (0.276)
From net realized gains                                    (1.450)          (1.450)        (1.450)         (1.450)
                                                     ------------     ------------     ----------     -----------
      Total Distributions Declared to Shareholders         (1.700)          (1.618)        (1.633)         (1.726)
                                                     ------------     ------------     ----------     -----------
Net Asset Value, End of Period                       $     10.380     $     10.360     $   10.350     $    10.390
                                                     ============     ============     ==========     ===========
Total return (b)                                             9.08%            8.27%          8.21%           9.35%
                                                     ============     ============     ==========     ===========
Ratios to Average Net Assets
Expenses (c)                                                 1.12%            1.87%          1.87%           0.88%
Net investment income (c)                                    2.22%            1.47%          1.47%           2.46%
Portfolio turnover                                             69%              69%            69%             69%
Net assets at end of period (000)                    $    936,639     $    653,476     $    5,501     $    22,235

(a) Per share data was calculated using average shares outstanding during the period.
(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(c) The benefits derived from custody credits and directed brokerage arrangements had no impact.

                                                                       Year ended October 31, 1997
                                                     --------------------------------------------------------------
                                                       Class A          Class B        Class C (b)        Class Z
-------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period                $      9.490     $      9.480     $   11.320       $     9.500
                                                     ------------     ------------     ----------       -----------
Income from Investment Operations
Net investment income (a)                                   0.160            0.081          0.199             0.184
Net realized and unrealized gain (loss)                     2.225            2.217         (0.345)(c)         2.225
                                                     ------------     ------------     ----------       -----------
      Total from Investment Operations                      2.385            2.298         (0.146)            2.409
                                                     ------------     ------------     ----------       -----------
Less Distributions Declared to Shareholders
From net investment income                                 (0.147)          (0.070)        (0.024)           (0.171)
From net realized gains                                    (0.568)          (0.568)            --            (0.568)
                                                     ------------     ------------     ----------       -----------
      Total Distributions Declared to Shareholders         (0.715)          (0.638)        (0.024)           (0.739)
                                                     ------------     ------------     ----------       -----------
Net Asset Value, End of Period                       $     11.160     $     11.140     $   11.150       $    11.170
                                                     ============     ============     ==========       ===========
Total return (d)                                            26.83%           25.81%         (1.30)%(e)        27.10%
                                                     ============     ============     ==========       ===========
Ratios to Average Net Assets
Expenses (f)                                                 1.14%            1.89%          1.86%(g)          0.90%
Net investment income (f)                                    1.56%            0.81%          1.01%(g)          1.80%
Portfolio turnover                                             71%              71%            71%               71%
Net assets at end of period (000)                    $    913,956     $    577,539     $      676       $    16,158

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)   Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)   Annualized.

--------------------------------------------------------------------------------
Financial Highlights (continued)
--------------------------------------------------------------------------------
Selected data for a share of each class outstanding throughout each period are as follows:

                                                                          Year ended October 31
                                                    --------------------------------------------------------------------
                                                                  1996                             1995
                                                    -------------------------------    ---------------------------------
                                                    Class A     Class B     Class Z    Class A     Class B   Class Z (b)
------------------------------------------------------------------------------------------------------------------------
Net Asset Value - Beginning of Period               $  8.940    $  8.930    $ 8.940    $  8.060    $  8.050    $ 8.780
                                                    --------    --------    -------    --------    --------    -------
Income from Investment Operations
Net investment income (a)                              0.165       0.097      0.186       0.200       0.137      0.041
Net realized and unrealized gain                       1.183       1.182      1.192       1.393       1.395      0.167 (c)
                                                    --------    --------    -------    --------    --------    -------
      Total from Investment Operations                 1.348       1.279      1.378       1.593       1.532      0.208
                                                    --------    --------    -------    --------    --------    -------
Less Distributions Declared to Shareholders
From net investment income                            (0.162)     (0.093)    (0.182)     (0.212)     (0.151)    (0.048)
From net realized gains                               (0.636)     (0.636)    (0.636)     (0.501)     (0.501)        --
                                                    --------    --------    -------    --------    --------    -------
      Total Distributions Declared to Shareholders    (0.798)     (0.729)    (0.818)     (0.713)     (0.652)    (0.048)
                                                    --------    --------    -------    --------    --------    -------
Net Asset Value, End of Period                      $  9.490    $  9.480    $ 9.500    $  8.940    $  8.930    $ 8.940
                                                    ========    ========    =======    ========    ========    =======
Total return (d)                                       16.11%      15.27%     16.50%      21.72%      20.84%      2.02% (e)
                                                    ========    ========    =======    ========    ========    =======
Ratios to Average Net Assets
Expenses (f)                                            1.15%       1.90%      0.91%       1.16%       1.93%      0.93% (g)
Net investment income (f)                               1.82%       1.07%      2.06%       2.43%       1.66%      2.66% (g)
Portfolio turnover                                        38%         38%        38%         66%         66%        66%
Net assets at end of period (000)                   $759,409    $453,468    $13,555    $667,611    $353,831    $ 3,659

(a) Per share data was calculated using average shares outstanding during the period.
(b) Class Z shares were initially offered on July 31, 1995. Per share amounts reflect activity from that date.
(c) The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for the period due to the timing of sales and repurchase of Fund shares in relation to fluctuating market values of the investments of the Fund.
(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)   Not annualized.
(f) The benefits derived from custody credits and directed brokerage arrangements had no impact.
(g)   Annualized.

Trustees & Transfer Agent

--------------------------------------------------------------------------------

Tom Bleasdale
Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)

John V. Carberry
Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)

Lora S. Collins
Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)

James E. Grinnell
Private Investor (formerly Senior Vice President-Operations, The Rockport
Company)

Richard W. Lowry
Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)

Salvatore Macera
Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)

William E. Mayer
Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)

James L. Moody, Jr.
Retired (formerly Chairman of the Board, Chief Executive Officer and Director, Hannaford Bros. Co.)

John J. Neuhauser
Academic Vice President and Dean of Faculties, Boston College (formerly Dean, Boston College School of Management)

Thomas E. Stitzel
Professor of Finance, College of Business, Boise State University; Business Consultant and Author

Anne-Lee Verville
Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)

--------------------------------------------------------------------------------
Important Information About This Report
The Transfer Agent for The Colonial Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of The Colonial Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

Semiannual Report:
The Colonial Fund

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

--------------------------------------------------------------------------------
                                  L I B E R T Y
                                  -------------
                                      F U N D S
--------------------------------------------------------------------------------
ALL-STAR       Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL       Fixed-income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE
HUSON          A contrarian approach to fixed-income and equity investing.
--------------------------------------------------------------------------------
NEWPORT        A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE
ADVISOR        Solutions for growth and income investing.
--------------------------------------------------------------------------------
[KEYPORT
LOGO]          A leading provider of innovative annuity products.
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

------------------------------------------------
THE COLONIAL FUND        Semiannual Report
------------------------------------------------

[LOGO] LIBERTY
       -------
         FUNDS

ALL-STAR  o  COLONIAL  o  CHARLESTON  o  NEWPORT  o  STEIN ROE ADVISOR

Liberty Funds Distributors, Inc. (C)2000
One Financial Center, Boston, MA 02110-2621, 1-800-426-3750
www.libertyfunds.com

                                                             BULK RATE
                                                            U.S. POSTAGE
                                                                PAID
                                                           Holliston, MA
                                                           PERMIT NO. 20

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

--------------------------------------------------------------------------------
                                  L I B E R T Y
                                  -------------
                                      F U N D S
--------------------------------------------------------------------------------
ALL-STAR       Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL       Fixed-income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE
HUSON          A contrarian approach to fixed-income and equity investing.
--------------------------------------------------------------------------------
NEWPORT        A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE
ADVISOR        Solutions for growth and income investing.
--------------------------------------------------------------------------------
[KEYPORT
LOGO]          A leading provider of innovative annuity products.
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

------------------------------------------------
THE COLONIAL FUND        Semiannual Report
------------------------------------------------

[LOGO] LIBERTY
       -------
         FUNDS

ALL-STAR  o  COLONIAL  o  CHARLESTON  o  NEWPORT  o  STEIN ROE ADVISOR

Liberty offers the independent thinking and collective strength of six financial specialists. Our distinguished product line helps financial advisors and their clients build diversified investment portfolios for long-term financial goals.

--------------------------------------------------------------------------------
                                  L I B E R T Y
                                  -------------
                                      F U N D S
--------------------------------------------------------------------------------
ALL-STAR       Institutional money management approach for individual investors.
--------------------------------------------------------------------------------
COLONIAL       Fixed-income and value style equity investing.
--------------------------------------------------------------------------------
CRABBE
HUSON          A contrarian approach to fixed-income and equity investing.
--------------------------------------------------------------------------------
NEWPORT        A leader in international investing.(SM)
--------------------------------------------------------------------------------
STEIN ROE
ADVISOR        Solutions for growth and income investing.
--------------------------------------------------------------------------------
[KEYPORT
LOGO]          A leading provider of innovative annuity products.
--------------------------------------------------------------------------------

Liberty's mutual funds are offered by prospectus through Liberty Funds Distributor, Inc.

Before you invest, consult your financial advisor.

Your financial advisor can help you develop a long-term plan for reaching your financial goals.

------------------------------------------------
THE COLONIAL FUND        Semiannual Report
------------------------------------------------

[LOGO] LIBERTY
       -------
         FUNDS

ALL-STAR  o  COLONIAL  o  CHARLESTON  o  NEWPORT  o  STEIN ROE ADVISOR

Liberty Funds Distributors, Inc. (C)2000
One Financial Center, Boston, MA 02110-2621, 1-800-426-3750
www.libertyfunds.com